The Company, basis of presentation and significant accounting policies - Foreign currency translation (Details) - $ / €	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Currency Translation
Spot exchange rate	0.89015	0.87336
Average exchange rate	0.89328	0.84678	0.88519